Earnings Per Share From Continuing Operations	12 Months Ended
Dec. 31, 2010
EARNINGS PER SHARE FROM CONTINUING OPERATIONS [Abstract]
4. EARNINGS PER SHARE FROM CONTINUING OPERATIONS

4.	EARNINGS PER SHARE FROM CONTINUING OPERATIONS

Basic Earnings Per Share from Continuing Operations – Basic earnings per share from continuing operations are calculated by dividing earnings from continuing operations available to common stockholders by the weighted-average number of shares of common stock outstanding during each period.

Diluted Earnings Per Share from Continuing Operations – Diluted earnings per share from continuing operations include the dilutive effect of stock options and other stock awards granted to employees under stock-based compensation plans. The dilutive effect of these securities totaled 4.2 million, 4.1 million and 7.1 million shares for the years ended December 31, 2010, 2009, and 2008.

The weighted-average diluted shares outstanding for the years ended December 31, 2010, 2009, and 2008, exclude anti-dilutive stock options to purchase approximately 2.8 million shares, 8.1 million shares, and 2.1 million shares, respectively, because such options have exercise prices in excess of the average market price of the company’s common stock during the year.

Share Repurchases – The table below summarizes the company’s share repurchases beginning January 1, 2008:

	Amount	Average	Total Shares		Shares Repurchased
	Authorized	Price Per	Retired		(In millions)
Authorization Date	(In millions)	Share(2)	(In millions)	Date Completed	2010	2009	2008
December 19, 2007	$3,600	$59.82	60.2	August 2010	15.7	23.1	21.4
June 16, 2010(1)	2,000	59.95	4.0		4.0

					19.7	23.1	21.4

(1)	On June 16, 2010, the company’s board of directors authorized a share repurchase program of up to $2 billion of the company’s common stock. As of the end of the fourth quarter 2010, the company had $1.8 billion remaining under this authorization for share repurchases.

(2)	Includes commissions paid and calculated as the average price per share since the repurchase program authorization date.

Share repurchases take place at management’s discretion or under pre-established non-discretionary programs from time to time, depending on market conditions, in the open market, and in privately negotiated transactions. The company retires its common stock upon repurchase and has not made any purchases of common stock other than in connection with these publicly announced repurchase programs.